As filed with the Securities and Exchange Commission on August 11, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company

                     Investment Company Act File No.811-9575

                            MEEHAN MUTUAL FUNDS, INC.
      (Exact Name of Registrant as Specified in Articles of Incorporation)

                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                    (Address of Principal Executive Offices)

                                 (202) 530-3350
              (Registrant's Telephone Number, including Area Code)

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                   Copies to:

                               ROBERT J. ZUTZ, ESQ.
                    Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

                      Date of fiscal year end:  October 31

        Date of Reporting Period: Twelve-month period ended June 30, 2005

     Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1.  PROXY VOTING RECORD

Meehan Focus Fund
VOTE SUMMARY REPORT
July 1, 2004 - June 30, 2005




Issuer:     The AES Corporation
Ticker:     AES     CUSIP:     00130H105
Meeting Date:     4/28/05
Vote Date:     4/18/05


  #  Proposal                                             Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                                For All  For All    Mgmt
  2  Ratification of Appointment of Independent Auditors  For      For        Mgmt

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

Issuer:     American Electric Power Company, Inc.
Ticker:     AEP     CUSIP:     025537101
Meeting Date:     4/26/05
Vote Date:     4/18/05


  #  Proposal                                             Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                                For All  For All    Mgmt
  2  Ratification of Appointment of Independent Auditors  For      For        Mgmt
  3  Approval of Amended and Restated AEP                 For      Against    Mgmt
     System Long-Term Incentive Plan
  4  Supplemental Executive Retirement Plans              Against  For        Shareholder

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

Issuer:     Allied Waste Industries, Inc.
Ticker:     AW     CUSIP:     019589308
Meeting Date:     5/20/05
Vote Date:     5/9/05


  #  Proposal                                      Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                         For All  For All    Mgmt
  2  Ratification of Appointment of                For      For        Mgmt
     Pricewaterhousecoopers LLP as the
     company's independent registered public
     accounting firm (independent auditor) for
     Fiscal Year 2005
  3  Approve the amendment and restatement of      For      Against    Mgmt
     the 1994 amended and restated
     non-employee director stock option plan into
     the 2005 non-employee director equity
     equity compensation plan.

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

Issuer:     Annheuser Busch Companies Inc.
Ticker:     BUD     CUSIP:     035229103
Meeting Date:     4/27/05
Vote Date:     3/18/05


  #  Proposal                                       Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                          For All  For All    Mgmt
  2  Approve the officer's bonus plan               For      Against    Mgmt
  3  Approve the 1998 Incentive Stock Plan          For      Against    Mgmt
  4  Approval of independent registered accounting  For      For        Mgmt
     firm

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

Issuer:     Automatic Data Processing
Ticker:     ADP     CUSIP:     053015103
Meeting Date:     11/9/04
Vote Date:     10/14/04


  #  Proposal                            Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors               For All  For All    Mgmt
  2  Appointment of Deloitte and Touche  For      For        Mgmt

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

Issuer:     Biogen IDEC Inc.
Ticker:     BIIB     CUSIP:     09062X103
Meeting Date:     6/3/05
Vote Date:     5/20/05


  #  Proposal                                       Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                          For All  For All    Mgmt
  2  Ratify the selection of                        For      For        Mgmt
     Pricewaterhousecoopers LLP as the
     company's independent registered public
     accounting firm (independent auditor) for
     Fiscal Year 2005
  3  Approve our 2005 OMNIBUS                       For      Against    Mgmt
     Equity Plan.
  4  Approve the amendment and restatement          For      For        Mgmt
     of our 1995 Employee Stock Purchase Plan,
     including an increase in the number of shares
     available for issuance under the plan from
     4,170,000 shares to 6,170,000 shares

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

Issuer:     Berkshire Hathaway Inc.
Ticker:     BRK/B     CUSIP:     084670207
Meeting Date:     4/30/05
Vote Date:     4/15/05


  #  Proposal                                        Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                           For All  For All    Mgmt
  2  Amendment of the corporation's restated         For      For        Mgmt
     certificate of incorporation that would add to
     the voting rights of holders of Class B
     common stock in certain situations

  3  Amendment of the Corporation's restated         For      For        Mgmt
     certificate of incorporation that would clarify
     the rights of holders of Class B common
     Stock in a stock split or stock dividend.

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

Issuer:     The Brink's Company
Ticker:     BCO     CUSIP:     109696104
Meeting Date:     5/6/05
Vote Date:     4/22/05


  #  Proposal                                      Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                         For All  For All    Mgmt
  2  To approve the selection of KPMG LLP as       For      For        Mgmt
     Independent Public Accountants to Audit the
     accounts of the company and its subsidiaries
     for the year 2005
  3  To approve the material terms of the          For      Against    Mgmt
     performance goals under the Brink's
     Company management performance
     improvement plan.
  4  To approve the Brinks Company 2005            For      Against    Mgmt
     Equity Incentive Plan.

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

Issuer:     CARMAX Inc.
Ticker:     KMX     CUSIP:     143130102
Meeting Date:     6/21/05
Vote Date:     5/24/05


  #  Proposal                                   Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                      For All  For All    Mgmt
  2  Ratification of the selection of KPMG LLP  For      For        Mgmt
     as independent auditors.
  3  Approval of an amendment to the amended    For      Against    Mgmt
     and restated 2002 non-employee directors
     stock incentive plan.
  4  Approval of an amendment to the amended    For      Against    Mgmt
     and restated 2002 non-employee
     directors stock incentive plan.

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

Issuer:     CATELLUS Development Corporation
Ticker:     CDX     CUSIP:     149113102
Meeting Date:     5/3/05
Vote Date:     4/26/05


  #  Proposal                              Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                 For All  For All    Mgmt
  2  Ratification of appointment of        For      For        Mgmt
     Pricewaterhousecoopers LLP
     as independent auditors for 2005
  3  Approval of amended policy regarding  For      For        Mgmt
     stockholder rights plans.

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

Issuer:     Cendant Corporation
Ticker:     CD     CUSIP:     151313103
Meeting Date:     4/26/05
Vote Date:     3/18/05


  #  Proposal                                    Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                       For All  For All    Mgmt
  2  Ratify and approve the appointment of       For      For        Mgmt
     Deloitte and Touche LLP as the company's
     independent auditors
  3  Approve an amendment to 1999 non-employee   For      For        Mgmt
     directors deferred compensation plan
  4  Approve 2005 UK Share Incentive Plan        For      For        Mgmt
  5  Proposal regarding Chief Executive Officer  Against  For        Shareholder
     compensation
  6  Proposal regarding severance agreements     Against  For        Shareholder

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

Issuer:     Cintas Corporation
Ticker:     CTAS     CUSIP:     172908105
Meeting Date:     10/19/04
Vote Date:     10/7/04


  #  Proposal                                        Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                           For All  For All    Mgmt
  2  Ratification of Ernst and Young as independent  For      For        Mgmt
     registered public accounting firm for 2005
  3  Proposal to adopt a policy of expensing the     Against  For        Mgmt
     cost of stock option sin Cintas' income
     statement
  4  Proposal to issue a report on Cintas' Code      For      For        Mgmt
     for Vendors

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

Issuer:     Devon Energy Corporation
Ticker:     DVN     CUSIP:     25179M103
Meeting Date:     6/8/05
Vote Date:     5/20/05


  #  Proposal                                   Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                      For All  For All    Mgmt
  2  Ratify the appointment of KPMG LLP as the  For      For        Mgmt
     company's independent auditors for the
     year ending December 31, 2005
  3  Adoption of the 2005 Long-Term             For      Against    Mgmt
     Incentive Plan.
  4  Revised Director Election Vote Standard.   Against  Against    Mgmt

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

Issuer:     Dentsply International Inc.
Ticker:     XRAY     CUSIP:     249030107
Meeting Date:     5/11/05
Vote Date:     4/26/05


  #  Proposal                                      Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                         For All  For All    Mgmt
  2  Ratify the appointment of                     For      For        Mgmt
     Pricewaterhousecoopers LLP, independent
     accountants, to audit the books and accounts
     of the company for the year ending
     December 31, 2005.
  3  Approve the 2002 amended and restated         For      Against    Mgmt
     equity incentive plan.

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

Issuer:     Equifax Inc.
Ticker:     EFX     CUSIP:     294429105
Meeting Date:     5/17/05
Vote Date:     5/9/05


  #  Proposal                        Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors           For All  For All    Mgmt
  2  Ratify the appointment of       For      For        Mgmt
     Ernst & Young LLP as Equifax's
     independent registered public
     accounting firm for 2005.

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

Issuer:     Fairfax Financial Holdings
Ticker:     FFH     CUSIP:     303901102
Meeting Date:     4/12/05
Vote Date:     4/4/05


  #  Proposal                 Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors    For All  For All    Mgmt
  2  Appointment of auditors  For      For        Mgmt

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

Issuer:     First Data Corporation
Ticker:     FDC     CUSIP:     319963104
Meeting Date:     5/11/05
Vote Date:     4/29/05


  #  Proposal                                        Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                           For All  For All    Mgmt
  2  Approval of an increase in the number of        For      For        Mgmt
     shares issuable under the company's
     employee stock purchase plan by
     6,000,000 shares of the company's
     common stock.
  3  Approval of amendments to the company's         For      Against    Mgmt
     Senior Executive Incentive Plan.
  4  Ratification of the selection of Ernst & Young  For      For        Mgmt
     LLP as independent auditors of the company
     for 2005.
  5  On Job Loss and dislocation                     Against  Against    Shareholder
     impact statement.
  6  On Director Liability                           Against  For        Shareholder

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

Issuer:     Gannett Co. Inc.
Ticker:     GCI     CUSIP:     364730101
Meeting Date:     4/14/05
Vote Date:     4/4/05


  #  Proposal                                  Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                     For All  For All    Mgmt
  2  Ratify Ernst & Young as auditor's         For      For        Mgmt
  3  Concerning performance based-options      Against  For        Shareholder
  4  Director election majority vote standard  Against  Against    Shareholder

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

Issuer:     General Electric Company
Ticker:     GE     CUSIP:     369604103
Meeting Date:     4/27/05
Vote Date:     4/15/05


        >
#    Proposal                                  Mgt Rec  Vote Cast  Sponsor

A    Election of Directors                     For All  For All    Mgmt
B    Ratification of selection of independent  For      For        Mgmt
     auditor.
1    Cumulative voting                         Against  Against    Mgmt
2    Report on Nuclear Risk                    Against  Against    Mgmt
3    Report on PCB Cleanup Costs.              Against  Against    Mgmt
4    Curb Over-Extended Directors.             Against  For        Mgmt
5    Report on sustainability                  Against  Against    Mgmt
6    Disclose Political Contributions          Against  Against    Mgmt
7    Animal Testing                            Against  Against    Mgmt

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

Issuer:     The Home Depot, Inc.
Ticker:     HD     CUSIP:     437076102
Meeting Date:     5/26/05
Vote Date:     5/18/05


  #  Proposal                                 Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                    For All  For All    Mgmt
  2  To ratify the appointment of KPMG        For      For        Mgmt
     LLP as independent registered public
     accounting form for fiscal 2005.
  3  To amend the sixth article of the        For      For        Mgmt
     company's certificate of incorporation.
  4  To approve the 2005 Omnibus              For      Against    Mgmt
     stock incentive plan.
  5  Regarding employment                     Against  Against    Shareholder
     diversity report disclosure
  6  Regarding method of voting               Against  Against    Shareholder
  7  Regarding Nondeductible compensation     Against  For        Shareholder
  8  Regarding future severance agreements    Against  For        Shareholder
  9  Regarding performance and time-based     Against  For        Shareholder
     restricted shares.
 10  Regarding performance-based options.     Against  For        Shareholder
 11  Regarding Political nonpartisanship.     Against  Against    Shareholder

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

Issuer:     Hubbell Incorporated
Ticker:     HUBB/B     CUSIP:     443510201
Meeting Date:     5/2/05
Vote Date:     4/26/05


  #  Proposal                                   Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                      For All  For All    Mgmt
  2  Ratification of the selection of           For      For        Mgmt
     Pricewaterhousecoopers LLP as
     independent registered public accountants
     for the year 2005.
  3  Approval of the Company's 2005             For      Against    Mgmt

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

Issuer:     Ishares MSCI Emerging Markets Index Fund
Ticker:     EEM     CUSIP:     464287234
Meeting Date:     7/14/05
Vote Date:     6/3/05


  #  Proposal                                           Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                              For All  For All    Mgmt
 2A  The Modification or elimination of certain funds   For      For        Mgmt
     Fundamental investment Policies and
     restrictions: Policy regarding senior securities.
 2B  To approve the Modification or elimination of      For      For        Mgmt
     certain funds' fundamental investment policies
     and restrictions: Policy regarding loans.
  5  To transact such other business as may properly    For      Against    Mgmt
     come before the special meeting or any
     adjournment thereof.

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

Issuer:     Illinois Tool Works Inc.
Ticker:     ITW     CUSIP:     452308109
Meeting Date:     5/6/05
Vote Date:     4/26/05


  #  Proposal                                     Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                        For All  For All    Mgmt
  2  Ratification of the appointment of           For      For        Mgmt
     Deloitte & Touche LLP.
  3  To vote on a stockholder proposal requiring  Against  Against    Mgmt
     implementation of certain business
     principles for workers in China.
  4  To vote on a stockholder proposal requiring  Against  Against    Mgmt
     a majority vote for election of directors.

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

Issuer:     Liberty Media International, Inc.
Ticker:     LMI     CUSIP:     530719103
Meeting Date:     6/15/05
Vote Date:     5/24/05


  #  Proposal                                          Mgt Rec  Vote Cast  Sponsor

  2  Election of Directors                             For All  For All    Mgmt
  1  Adoption of the agreement and plan of merger,     For      For        Mgmt
     dated as of January 17, 2005, among Liberty
  3  Media International, Inc., Unitedglobalcom Inc.,  For      Against    Mgmt
     Liberty Global, Inc., Cheetah Acquisition Corp.
     and Tiger Global Acquisition Corp.
  4  Ratification of KPMG LLP as our independent       For      For        Mgmt
     auditors for the Fiscal year ending
     December 31, 2005.

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

Issuer:     Liberty Media Corporation
Ticker:     L     CUSIP:     530718105
Meeting Date:     6/8/05
Vote Date:     5/20/05


  #  Proposal                                     Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                        For All  For All    Mgmt
  2  Ratification of KPMG LLP as our independent  For      For        Mgmt
     auditors for the Fiscal year ending
     December 31, 2005.

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

Issuer:     Leucadia National Corporation
Ticker:     LUK     CUSIP:     527288104
Meeting Date:     5/17/05
Vote Date:     5/9/05


  #  Proposal                                      Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                         For All  For All    Mgmt
  2  Approval of the amendment to the company's    For      Against    Mgmt
     certificate of incorporation increasing the
     number of the company's common shares
     authorized for issuance to 300,000,000.
  3  Approval of the amendment to the company's    For      For        Mgmt
     2003 senior executive annual incentive bonus
     plan extending the plan through Fiscal
     year 2014.
  4  Ratification of the selection of              For      For        Mgmt
     Pricewaterhousecoopers LLP as
     independent accountants of the company
     for 2005.

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

Issuer:     Methanex Corporation
Ticker:     MEOH     CUSIP:     59151K108
Meeting Date:     5/5/05
Vote Date:     4/22/05


  #  Proposal                                         Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                            For All  For All    Mgmt
  2  To re-appoint KPMG LLP, chartered                For      For        Mgmt
     accountants, as auditors of the company for the
     ensuing year.
  3  Authorizing the directors to fix the             For      For        Mgmt
     remuneration of the auditors.

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

Issuer:     Microsoft Corporation
Ticker:     MSFT     CUSIP:     594918104
Meeting Date:     11//9/04
Vote Date:     10/14/04


  #  Proposal                                           Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                              For All  For All    Mgmt
  2  Adoption of the amendments to the 1999 stock       For      For        Mgmt
     plan and the 1991 stock option plan
  3  Adoption of amendment to the 1999 stock            For      For        Mgmt
     plan for non-employee directors, the stock option
     plan for non-employee director and the stock
     option plan for consultants and advisors
  4  Approval of material terms of the performance      For      Against    Mgmt
     criteria for award under the 2001 stock plan
  5  Ratification of the selection of Deloitte &        For      For        Mgmt
     Touche

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

Issuer:     Office Depot, Inc.
Ticker:     ODP     CUSIP:     676220106
Meeting Date:     5/13/05
Vote Date:     4/26/05


  #  Proposal                                          Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                             For All  For All    Mgmt
  2  To ratify our audit committee's appointment of    For      For        Mgmt
     of Deloitte & Touche LLP as our independent
     accountants for the term described in this
     proxy statement.
  3  To consider a proposal from a shareholder         Against  For        Mgmt
     recommending: (1) that our Board amend the
     bylaws to provide that no corporate officer
     shall receive annual compensation in excess of
     the limits established by the internal revenue
     code for deductibility of employee
     remuneration and certain other matters, all as
     more fully described in the proxy statement.
  4  To consider a proposal from a shareholder         Against  Against    Mgmt
     recommending that our Board of Directors
     amend the Governance documents (certificate
     of incorporation or bylaws) of the company to
     provide that director nominees shall be elected
     by the affirmative vote of the majority of the
     votes cast at an annual meeting of shareholders.

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

Issuer:     Pfizer Inc.
Ticker:     PFE     CUSIP:     717081103
Meeting Date:     4/28/05
Vote Date:     4/18/05


  #  Proposal                                        Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                           For All  For All    Mgmt
  2  Ratify the appointment of KPMG LLP as           For      For        Mgmt
     independent registered public accounting
     firm for 2005.
  3  Relating to term limits for Directors.          Against  Against    Shareholder
  4  Requesting a report on increasing access        Against  Against    Shareholder
     to Pfizer Products.
  5  Relating to importation of prescription drugs.  Against  Against    Shareholder
  6  Proposal relating to political contributions.   Against  Against    Shareholder
  7  Relating to product availability in Canada.     Against  Against    Shareholder
  8  Relating to the separation of the roles of      Against  Against    Shareholder
     Chair and CEO and Access to Pharmaceutical
     products.

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

Issuer:     The Progressive Corporation
Ticker:     PGR     CUSIP:     743315103
Meeting Date:     4/15/05
Vote Date:     4/4/05


  #  Proposal                                           Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                              For All  For All    Mgmt
  2  Approve amendments to the company's code of        For      For
     regulations to provide that an individual elected
     by the Directors to fill a vacancy on the Board
     will serve for a term ending at the next
     shareholder's meeting
  3  Ratify the appointment of Price Water House        For      For
     Coopers as independent registered public
     accounting firm

--------------------------------------------------------------------------------




Issuer:     Six Flags, Inc.
Ticker:     PKS     CUSIP:     83001P109
Meeting Date:     6/28/05
Vote Date:     5/20/05


  #  Proposal                                           Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                              For All  For All    Mgmt
  2  Approve an amendment to the company's              For      For        Mgmt
     restated certificate of incorporation to increase
     the number of authorized shares of common
     stock from 150 million to 210 million shares.
  3  Ratify the selection of KPMG LLP as the            For      For        Mgmt
     company's independent public accountants for
     the year ending December 31, 2005.

--------------------------------------------------------------------------------




Issuer:     Sysco Corporation
Ticker:     SYY     CUSIP:     871829107
Meeting Date:     11/12/04
Vote Date:     10/14/04


  #  Proposal                                        Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                           For All  For All    Mgmt
  2  Approve ratification of appointment of Ernst &  For      For        Mgmt
     Young as independent auditors
  3  Approval of 2004 Stock Option Plan              For      Against    Mgmt
  4  Approval of payment of compensation to          For      Against    Mgmt
     certain executive officers under the 2004 Long
     Term Incentive Cash Plan pursuant to section
     162 (M) of the Internal Revenue Code
  5  Proposal requesting that the Board review       Against  Against    Shareholder
     the company's policies for food products
     containing genetically engineered ingredients

--------------------------------------------------------------------------------




Issuer:     Transcanada Corporation
Ticker:     TRP     CUSIP:     89353D107
Meeting Date:     4/29/05
Vote Date:     4/15/05


  #  Proposal                                   Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                      For All  For All    Mgmt
  2  Appointment of KPMG LLP, chartered         For      For        Mgmt
     accountants as auditors and authorize the
     directors to fix their remuneration.

--------------------------------------------------------------------------------




Issuer:     Tiffany & Co.
Ticker:     TIF     CUSIP:     886547108
Meeting Date:     5/19/05
Vote Date:     5/9/05


  #  Proposal                                       Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                          For All  For All    Mgmt
  2  Approval of the Appointment of                 For      For        Mgmt
     Pricewaterhousecoopers LLP as the
     independent registered public accounting
     firm of the company's fiscal 2005
     financial statements.
  3  Approval of an amendment to the 1998           For      For        Mgmt
     employee incentive plan so that return on
     average assets may be used as a performance
     measure for long-term incentive compensation.
  4  Approval of the company's 2005 employee        For      Against    Mgmt
     incentive plan.

--------------------------------------------------------------------------------




Issuer:     Unilever PLC
Ticker:     UL     CUSIP:     904767704
Meeting Date:     5/11/05
Vote Date:     4/29/05


  #  Proposal                                         Mgt Rec  Vote Cast  Sponsor

  1  To receive the report and accounts for the year  For      For        Mgmt
     ended December 31, 2004.
  2  To approve the Directors' remuneration report    For      For        Mgmt
     for the year ended December 31, 2004.
  3  To declare a dividend of 12.82 pence on the      For      For        Mgmt
     ordinary shares.
 17  To re-appoint Pricewaterhousecoopers LLP         For      For        Mgmt
     as auditors of the company.
 18  To authorize the directors to fix the auditors'  For      For        Mgmt
     remuneration.
     three-year term.
 19  To renew the authority to directors to issue     For      For        Mgmt
     shares.
 20  To renew the authority to directors to disapply  For      For        Mgmt
     pre-emption rights.
 21  To review the authority to the company to        For      For        Mgmt
     purchase its own shares.
 22  To change the articles in relation to the        For      For        Mgmt
     appointment of a group chief executive.
 23  To change the articles in relation to the        For      For        Mgmt
     Directors' indemnification.
 24  To approve the unilever global performance       For      Against    Mgmt
     share plan 2005.
 25  To approve the unilever PLC 2005 sharesave       For      Against    Mgmt
     plan.

--------------------------------------------------------------------------------




Issuer:     Weight Watchers International, Inc.
Ticker:     WTW     CUSIP:     948626106
Meeting Date:     4/29/05
Vote Date:     4/15/05


  #  Proposal                                       Mgt Rec  Vote Cast  Sponsor

  1  Election of Directors                          For All  For All    Mgmt
     ended December 31, 2004.
  2  To ratify the appointment of                   For      For        Mgmt
     Pricewaterhousecoopers LLP as the company's
     independent registered public accounting firm
     for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                   MEEHAN MUTUAL FUNDS, INC.

                                   By:     /s/ Thomas P. Meehan
                                           --------------------
                                           Thomas P. Meehan
                                           President



Date:     August 11, 2005